Offerings - Offering: 1	Mar. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	2,597,438
Proposed Maximum Offering Price per Unit	4.29
Maximum Aggregate Offering Price	$ 11,143,009.02
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,538.85
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement will also cover any additional shares of the common stock of Evolus, Inc. (the “Company” or the “Registrant”) that become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock.
(2)Consists of shares issuable under the Evolus, Inc. 2017 Omnibus Incentive Plan
(3)Estimated in accordance with Rules 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Market on February 24, 2026.